Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plans, Defined Benefit
Beginning Balance	$ 51.3	$ 49.9
Service Cost	0.4	0.8	1.7
Interest Cost	2.8	2.8	3.7
Actuarial Loss (Gain)	(0.2)	(0.6)
Gross Benefits Paid	(0.4)	(2.1)
Medicare Subsidy	0.6	0.5
Plan Change
Ending Balance	$ 54.5	$ 51.3	$ 49.9